FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2016
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 3:	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The following table present assets and liabilities measured at fair value on a recurring basis as of June 30, 2016:

	June 30, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$875	$-	$875

Total financial assets	$-	$875	$-	$875

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$42,535	$42,535
Derivative liabilities	-	49	-	49
Convertible debt	29,309	-	-	29,309

Total financial liabilities	$29,309	$49	$42,535	$71,893

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$608	$-	$608

Total financial assets	$-	$608	$-	$608

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$49,124	$49,124
Derivative liabilities	-	214	-	214
Convertible debt	35,463	-	-	35,463

Total financial liabilities	$35,463	$214	$49,124	$84,801

The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), during the six months ended June 30, 2016:

Total fair value as of January 1, 2016	$49,124

Accretion of payment obligation related to acquisition	1,207
Change to payment obligation as a result of working capital adjustment	(1,666)
Settlements	(6,125)
Reclassification to accrued expenses	(5)

Total fair value as of June 30, 2016	$42,535